Loan Receivables, Net (Tables)	6 Months Ended
Sep. 30, 2024
Loan Receivables, Net [Abstract]
Schedule of Loan Receivables, Net
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Loan to a third party	-	984
Less: allowance for expected credit losses	-	(410)
Total	-	574

Schedule of Allowance for Expected Credit Losses for Loan Receivables	The movement of the allowance for expected credit losses for loan receivables was as follows:
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Beginning balance	410	-
Additions	-	410
Reversal	(410)	-
Ending balance	-	410